GENERAL	12 Months Ended
Dec. 31, 2017
GENERAL
GENERAL

1.    GENERAL

a.   Establishment and general information

Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk (the “Company”) was originally part of “Post en Telegraafdienst”, which was established and operated commercially in 1884 under the framework of Decree No. 7 dated March 27, 1884 of the Governor General of the Dutch Indies. Decree No. 7 was published in State Gazette No. 52 dated April 3, 1884.

In 1991, the status of the Company was changed into a state-owned limited liability corporation (“Persero”) based on Government Regulation No. 25/1991. The ultimate parent of the Company is the Government of the Republic of Indonesia (the “Government”) (Notes 1c and 19).

The Company was established based on notarial deed No. 128 dated September 24, 1991 of Imas Fatimah, S.H. Its deed of establishment was approved by the Ministry of Justice of the Republic of Indonesia in its Decision Letter No. C2‑6870.HT.01.01.Th.1991 dated November 19, 1991 and was published in State Gazette No. 5 dated January 17, 1992, Supplement No. 210. The Articles of Association has been amended several times, the latest amendments of which were about, among others, in compliance with the Financial Services Authority Regulations and the Ministry of State-Owned Enterprises Regulations and Circular Letters, addition of main and supporting business activities of the Company, addition of special right of Series A Dwiwarna stockholder, revision regarding the change in authority limitation of the Board of Directors which requires approval from the Board of Commissioners in performing such managing activities of the Company as well as improvement in the editorial and systematic of Articles of Association related to the addition of Articles of Association substance based on notarial deed No. 16 dated May 16, 2017 of Ashoya Ratam, S.H., M.Kn. The latest amendments were accepted and approved by the Ministry of Law and Human Rights of the Republic of Indonesia (“MoLHR”) in its Letter No. AHU-AH.01.03‑0146625 dated June 15, 2017 and MoLHR decision’s No. AHU‑0013024.AH.01.02 dated June 15, 2017.

In accordance with Article 3 of the Company’s Articles of Association, the scope of its activities is to provide telecommunication network and telecommunication and information services, and to optimize the Company’s resources to provide high quality and competitive goods and/or services to gain/pursue profit in order to increase the value of the Company with applied the Limited Company principle. In regard to achieving its objectives, the Company is involved in the following activities:

a.   Main business:

i.     Planning, building, providing, developing, operating, marketing or selling or leasing, and maintaining telecommunications and information networks in a broad sense in accordance with prevailing regulations.

ii.    Planning, developing, providing, marketing or selling, and improving telecommunications and information services in a broad sense in accordance with prevailing regulations.

iii.   Investing including equity capital in other companies in line with achieving the purposes and objectives of the Company.

b.   Supporting business:

i.     Providing payment transactions and money transferring services through telecommunications and information networks.

ii.    Performing activities and other undertakings in connection with the optimization of the Company’s resources, which among others, include the utilization of the Company’s property and equipment and moving assets, information systems, education and training, repair and maintenance facilities.

iii.   Collaborating with other parties in order to optimize the information, communication or technology resources owned by other parties as service provider in information, communication and technology industry as to achieve the purposes and objectives of the Company.

The Company’s head office is located at Jalan Japati No. 1, Bandung, West Java.

The Company was granted several networks and/or services licenses by the Government which are valid for an unlimited period of time as long as the Company complies with prevailing laws and fulfills the obligation stated in those licenses. For every license issued by the Ministry of Communication and Information (“MoCI”), an evaluation is performed annually and an overall evaluation is performed every five years. The Company is obliged to submit reports of networks and/or services annually to the Indonesian Directorate General of Post and Informatics (“DGPI”), which replaced the previous Indonesian Directorate General of Post and Telecommunications (“DGPT”).

The reports comprise information such as network development progress, service quality standard achievement, numbers of customers, license payment and universal service contribution, while for internet telephone services for public purpose, internet interconnection service, and internet access service, there is additional information required such as operational performance, customer segmentation, traffic, and gross revenue.

Details of these licenses are as follows:

License	License No.	Type of services	Grant date/latest renewal date
License of electronic money issuer	Bank Indonesia License No. 11/432/DASP	Electronic money	July 3, 2009
License of money remittance	Bank Indonesia License No. 11/23/bd/8	Money remittance service	August 5, 2009
License to operate network access point	331/KEP/DJPPI/ KOMINFO/09/2013	Network access point	September 24, 2013
License to operate internet telephone services for public purpose	127/KEP/DJPPI/ KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate fixed domestic long distance network	839/KEP/ M.KOMINFO/05/2016	Fixed domestic long distance and basic telephone services network	May 16, 2016
License to operate fixed closed network	844/KEP/ M.KOMINFO/05/2016	Fixed closed network	May 16, 2016
License to operate fixed international network	846/KEP/ M.KOMINFO/05/2016	Fixed international and basic telephone services network	May 16, 2016
License to operate circuit switched based local fixed line network	948/KEP/ M.KOMINFO/05/2016	Circuit switched based local fixed line network	May 31, 2016
License to operate data communication system services	191/KEP/DJPPI/ KOMINFO/10/2016	Data communication system services	October 31, 2016
License to operate internet service provider	2176/KEP/ M.KOMINFO/12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/ M.KOMINFO/16/2017	Content service provider	May 16, 2017

b.   Company’s Board of Commissioners, Board of Directors, Audit Committee and Corporate Secretary

1.   Boards of Commissioners and Directors

Based on resolutions made at the Annual General Meeting (“AGM”) of Stockholders of the Company as covered by notarial deed No. 50 of Ashoya Ratam, S.H., M.Kn., dated April 22, 2016 and notarial deed No. 28 of Ashoya Ratam, S.H., M.Kn., dated April 21, 2017, the composition of the Company’s Boards of Commissioners and Directors as of December 31, 2016 and 2017, respectively, are as follows:

	2016	2017
President Commissioner	Hendri Saparini	Hendri Saparini
Commissioner	Dolfie Othniel Fredric Palit	Rinaldi Firmansyah
Commissioner	Hadiyanto	Hadiyanto
Commissioner*	Pontas Tambunan	-
Independent Commissioner	Rinaldi Firmansyah	Margiyono Darsasumarja
Independent Commissioner	Margiyono Darsasumarja	Dolfie Othniel Fredric Palit
Independent Commissioner	Pamijati Pamela Johanna	Pamijati Pamela Johanna
Independent Commissioner	—	Cahyana Ahmadjayadi
President Director	Alex Janangkih Sinaga	Alex Janangkih Sinaga
Director of Finance	Harry Mozarta Zen	Harry Mozarta Zen
Director of Digital and Strategic Portfolio	Indra Utoyo	David Bangun
Director of Enterprise and Business Service	—	Dian Rachmawan
Director of Wholesale and International Service	Honesti Basyir	Abdus Somad Arief
Director of Human Capital Management	Herdy Rosadi Harman	Herdy Rosadi Harman
Director of Network, Information Technology and Solution	Abdus Somad Arief	Zulhelfi Abidin
Director of Consumer Service	Dian Rachmawan	Mas’ud Khamid

*Based on the Board of Directors’ decision dated April 21, 2017, Devy Wildasari Suradji as Commissioner was appointed to replaces Pontas Tambunan. On December 22, 2017, Devy Wildasari Suradji was appointed as Marketing Director of PT Angkasa Pura I based on SK-289/MBU/12/2017 hence her position as Commissioner of the Company was ended by law.

2.    Audit Committee and Corporate Secretary

The composition of the Company’s Audit Committee and the Corporate Secretary as of December 31, 2016 and 2017, were as follows:

	2016	2017*
Chairman	Rinaldi Firmansyah	Margiyono Darsasumarja
Secretary	Tjatur Purwadi	Tjatur Purwadi
Member	Margiyono Darsasumarja	Rinaldi Firmansyah
Member	Dolfie Othniel Fredric Palit	Dolfie Othniel Fredric Palit
Member	Sarimin Mietra Sardi	Sarimin Mietra Sardi
Member	Pontas Tambunan	Cahyana Ahmadjayadi
Corporate Secretary	Andi Setiawan	Andi Setiawan

*The changes in the Audit Committee are based on the Board of Commissioners’ decision No. 05/KEP/DK/2017 dated April 28,2017.

c.    Public offering of securities of the Company

The Company’s shares prior to its Initial Public Offering (“IPO”) totalled 8,400,000,000, consisting of 8,399,999,999 Series B shares and 1 Series A Dwiwarna share, and were wholly-owned by the Government. On November 14, 1995, 933,333,000 new Series B shares and 233,334,000 Series B shares owned by the Government were offered to the public through an IPO and listed on the Indonesia Stock Exchange (“IDX”) and 700,000,000 Series B shares owned by the Government were offered to the public and listed on the New York Stock Exchange (“NYSE”) and the London Stock Exchange (“LSE”), in the form of American Depositary Shares (“ADS”). There were 35,000,000 ADS and each ADS represented 20 Series B shares at that time.

In December 1996, the Government had a block sale of its 388,000,000 Series B shares, and in 1997, distributed 2,670,300 Series B shares as incentive to the Company’s stockholders who did not sell their shares within one year from the date of the IPO. In May 1999, the Government further sold 898,000,000 Series B shares.

To comply with Law No. 1/1995 on Limited Liability Companies, at the AGM of Stockholders of the Company on April 16, 1999, the Company’s stockholders resolved to increase the Company’s issued share capital by the distribution of 746,666,640 bonus shares through the capitalization of certain additional paid-in capital, which was made to the Company’s stockholders in August 1999. On August 16, 2007, Law No. 1/1995 on Limited Liability Companies was amended by the issuance of Law No. 40/2007 on Limited Liability Companies which became effective on the same date. Law No. 40/2007 has no effect on the public offering of shares of the Company. The Company has complied with Law No. 40/2007.

In December 2001, the Government had another block sale of 1,200,000,000 shares or 11.9% of the total outstanding Series B shares. In July 2002, the Government further sold a block of 312,000,000 shares or 3.1% of the total outstanding Series B shares.

At the AGM of Stockholders of the Company held on July 30, 2004, the minutes of which are covered by notarial deed No. 26 of A. Partomuan Pohan, S.H., LLM., the Company’s stockholders approved the Company’s 2‑for‑1 stock split for Series A Dwiwarna and Series B share. The Series A Dwiwarna share with par value of Rp500 per share was split into 1 Series A Dwiwarna share with par value of Rp250 per share and 1 Series B share with par value of  Rp250 per share. The stock split resulted in an increase of the Company’s authorized capital stock from 1 Series A Dwiwarna share and 39,999,999,999 Series B shares to 1 Series A Dwiwarna share and 79,999,999,999 Series B shares, and the issued capital stock from 1 Series A Dwiwarna share and 10,079,999,639 Series B shares to 1 Series A Dwiwarna share and 20,159,999,279 Series B shares. After the stock split, each ADS represented 40 Series B shares.

During the Extraodinary General Meeting (“EGM”) held on December 21, 2005 and the AGMs held on June 29, 2007, June 20, 2008 and May 19, 2011, the Company’s stockholders approved phase I, II, III and IV plan, respectively, of the Company’s program to repurchase its issued Series B shares (Note 21).

During the period December 21, 2005 to June 20, 2007, the Company had bought back 211,290,500 shares from the public (stock repurchase program phase I). On July 30, 2013, the Company has sold all such shares (Note 21).

At the AGM held on April 19, 2013 as covered by notarial deed No. 38 dated April 19, 2013 of Ashoya Ratam, S.H., M.Kn., the stockholders approved the changes to the Company’s plan on the treasury stock acquired under phase III (Note 21).

At the AGM held on April 19, 2013, the minutes of which were covered by notarial deed No. 38 of Ashoya Ratam, S.H., M.Kn., the stockholders approved the Company’s 5‑for‑1 stock split for Series A Dwiwarna and Series B shares. Series A Dwiwarna share with par value of Rp250 per share was split into 1 Series A Dwiwarna share with par value of Rp50 per share and 4 Series B shares with par value of Rp50 per share. The stock split resulted in an increase of the Company’s authorized capital stock from 1 Series A Dwiwarna and 79,999,999,999 Series B shares to 1 Series A Dwiwarna and 399,999,999,999 Series B shares. The issued capital stock increase from 1 Series A Dwiwarna and 20,159,999,279 Series B shares to 1 Series A Dwiwarna and 100,799,996,399 Series B shares. After the stock split, each ADS represented 200 Series B shares. Effective from October 26, 2016, the Company change the ratio of Depositary Receipt from 1 ADS representing 200 series B shares to become 1 ADS representing 100 series B shares (Note 19). Profit per ADS information have been retrospectively adjusted to reflect the changes in the ratio of ADS.

On May 16 and June 5, 2014, the Company deregistered from Tokyo Stock Exchange (“TSE”)  and delisted from the LSE, respectively.

As of December 31, 2017, all of the Company’s Series B shares are listed on the IDX and 60,783,743 ADS shares are listed on the NYSE (Note 19).

On June 25, 2010, the Company issued the second rupiah bonds with a nominal amount of Rp1,005 billion for Series A, a five-year period, and Rp1,995 billion for Series B, a ten-year period, respectively, which are listed on the IDX (Note 17b).

On June 23, 2015, the Company issued Continuous Bonds I Telkom Phase I 2015, with a nominal amount Rp2,200 billion for Series A, a seven-year period, Rp2,100 billion for Series B, a ten-year period, Rp1,200 billion for Series C, a fifteen-year period and Rp1,500 billion for Series D, a thirty-year period, respectively which are listed on the IDX (Note 17b).

On December 21, 2015, the Company sold the remaining shares of treasury shares phase III (Note 21).

On June 29, 2016, the Company sold the treasury shares phase IV (Note 21).

d.   Subsidiaries

As of December 31, 2016 and 2017, the Company has consolidated the following directly or indirectly owned subsidiaries (Notes 2b and 2d):

(i)	Direct subsidiaries:

		Year of start of
Subsidiary/place of		commercial	Percentage of ownership interest		Total assets before elimination
incorporation	Nature of business	operations	2016	2017	2016	2017
PT Telekomunikasi Selular (“Telkomsel”), Jakarta, Indonesia	Telecommunication - provides telecommunication facilities and mobile cellular services using Global Systems for Mobile Communication (“GSM”) technology	1995	65	65	89,645	85,597
PT Dayamitra Telekomunikasi (“Dayamitra”), Jakarta, Indonesia	Telecommunication	1995	100	100	10,689	13,606
PT Multimedia Nusantara (“Metra”), Jakarta, Indonesia	Network telecommunication services and multimedia	1998	100	100	9,996	13,246
PT Telekomunikasi Indonesia International (“TII”), Jakarta, Indonesia	Telecommunication	1995	100	100	7,147	9,122
PT Telkom Akses (“Telkom Akses”), Jakarta, Indonesia	Construction, service and trade in the field of telecommunication	2013	100	100	5,098	5,716
PT Graha Sarana Duta (“GSD”), Jakarta, Indonesia	Leasing of offices and providing building management and maintenance services, civil consultant and developer	1982	100	100	4,328	5,633
PT PINS Indonesia (“PINS”), Jakarta, Indonesia	Telecommunication construction and services	1995	100	100	3,146	3,473
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infratel”), Jakarta, Indonesia	Construction, service and trade in the field of telecommunication	2014	100	100	1,015	1,871
PT Patra Telekomunikasi Indonesia (“Patrakom”), Jakarta, Indonesia	Telecommunication - provides satellite communication system, services and facilities	1996	100	100	471	574
PT Metra-Net (“Metranet”), Jakarta, Indonesia	Multimedia portal service	2009	100	100	370	524
PT Jalin Pembayaran Nusantara (“Jalin”),Jakarta, Indonesia	Payment services - principals, switching, clearing and settlement activities	2016	100	100	15	225
PT Napsindo Primatel Internasional (“Napsindo”), Jakarta, Indonesia	Telecommunication - provides Network Access Point ("NAP"), Voice Over Data ("VOD") and other related services	1999; ceased operations on January 13, 2006	60	60	5	5

(ii)	Immediate indirect subsidiaries:

		Year of start of
Subsidiary/place of		commercial	Percentage of ownership interest		Total assets before elimination
incorporation	Nature of business	operations	2016	2017	2016	2017
PT Sigma Cipta Caraka (“Sigma”), Tangerang, Indonesia	Information technology service - system implementation and integration service, outsourcing and software license maintenance	1988	100	100	4,278	6,050
Telekomunikasi Indonesia International Pte. Ltd., Singapore	Telecommunication	2008	100	100	2,566	3,048
PT Infomedia Nusantara (“Infomedia”), Jakarta, Indonesia	Data and information service - provides telecommunication information services and other information services in the form of print and electronic media and call center services	1984	100	100	1,853	2,115
PT Telkom Landmark Tower (“TLT”), Jakarta, Indonesia	Service for property development and management	2012	55	55	1,683	2,009
PT Metra Digital Media (“MD Media”), Jakarta, Indonesia	Directory information services	2013	100	100	684	1,106
PT Finnet Indonesia (“Finnet”), Jakarta, Indonesia	Information technology services	2006	60	60	629	907
TS Global Network Sdn. Bhd. (“TSGN”), Petaling Jaya, Malaysia	Satellite services	1996	—	49	—	815
Telekomunikasi Indonesia International Ltd., Hong Kong	Telecommunication	2010	100	100	441	710
PT Metra Digital Investama (“MDI”), Jakarta, Indonesia	Trading and/or providing service related to information and technology, multimedia, entertainment and investments	2013	100	100	331	658
Telekomunikasi Indonesia International S.A. (“TL”), Dili, Timor Leste	Telecommunication	2012	100	100	755	639
PT Nusantara Sukses Investasi (”NSI”), Jakarta, Indonesia	Service and trading	2014	100	100	227	300
PT Administrasi Medika (“Ad Medika”), Jakarta, Indonesia	Health insurance administration services	2002	100	100	204	273
PT Melon (“Melon”), Jakarta, Indonesia	Digital content exchange hub services	2010	100	100	178	231
PT Metraplasa (“Metraplasa”), Jakarta, Indonesia	Network and e-commerce services	2012	60	60	325	203
PT Graha Yasa Selaras (“GYS”), Jakarta, Indonesia	Tourism service	2012	51	51	174	178
PT Nutech Integrasi ("Nutech"), Jakarta, Indonesia	System integrator	2001	—	60	—	60
Telekomunikasi Indonesia International Inc. (“Telkom USA”), Los Angeles, USA	Telecommunication	2014	100	100	9	36
PT Satelit Multimedia Indonesia (“SMI”), Jakarta, Indonesia	Satellite services	2013	99.99	99.99	18	18
PT Nusantara Sukses Sarana (”NSS”), Jakarta, Indonesia	Building and hotel management services and other services	—	99.99	99.99	—	—
PT Nusantara Sukses Realti (”NSR”), Jakarta, Indonesia	Service and trading	—	99.99	99.99	—	—
PT Metra TV (“Metra TV”), Jakarta, Indonesia	Subscription - broadcasting services	2013	99.83	99.83	—	—

(a)  Metra

Based on notarial deed of Utiek Rochmuljati Abdurachman, S.H., M.LI, M.Kn., No. 10, 11, 12, 13 and 14 dated May 25, 2016, Metra purchased 2,000 shares of Ad Medika from the non-controlling interest equivalent to 25% ownership amounting to Rp138 billion.

Based on notarial deed of Utiek Rochmuljati Abdurachman, S.H., M.LI, M.Kn., No. 10 and 11 dated December 13, 2017, Metra purchased 36,000 shares of Nutech (equivalent to 60% ownership) amounting to Rp24 billion. This is larger than the ownership portion of net book value amounting to Rp13 billion. As of December 31, 2017, the difference, amounting to Rp11 billion, is recorded as provisional goodwill (Note 12). As of the date of approval and authorization for the issuance of these consolidated financial statement, fair value measurement is still in completion process.

(b)  TII

On December 14, 2017, TII purchased TSGN equivalent to 49% ownership amounting to MYR66,150,000 (equivalent to Rp220 billion). TSGN is engaged in providing Information and Communication Technologies ("ICT") systems for satellite communication services, satellite bandwidth services and Very Small Aperture Terminal ("VSAT") services. Non-controlling interests of the acquiree are measured at fair value. Based on Sale and Subscription Agreement, TII owns the control over TSGN through placing and replacing of 3 out of 5 key managements that controls the overall business of TSGN.

This acquisition will enhance synergy and utilization of assets and resources between companies in order to provide more innovative services to customers.

The fair values of the identifiable assets and liabilities acquired at acquisition date were:

Total
Assets
Cash and cash equivalents	21
Trade receivables	18
Other current assets	57
Property and equipment (Note 10)	711
Other non-current assets	14
Liabilities
Current liabilities	(422)
Non-current liabilities	(140)
Fair value of identifiable net assets acquired	259
Fair value of non-controlling interest	(132)
Provisional goodwill (Note 12)	93
Fair value consideration transferred	220

Net assets recognized in the consolidated financial statements as of December 31, 2017 are based on a provisional assessment of fair value of net assets. As of the issuance date of the consolidated financial statements, fair value measurements still in completion process.

From the date of acquisition until December 31, 2017, the total income and profit before tax of TSGN included in the statements of profit or loss income and other comprehensive income amounted to Rp13.5 billion and Rp12.1 billion, respectively.

(c)  Metranet

On November 10, 2016, Metranet increased its share capital from Rp244 billion to Rp325 billion by issuing 18,800,000 new shares. All of new share capital are owned by the Company.

Based on notarial deed of Utiek Rochmuljati Abdurachman, S.H., M.LI, M.Kn., No. 08 and 09 dated November 14, 2016, Metranet purchased 4,900,000 shares of Melon (equivalent to 49% ownership) from SK Planet Co. and 300,000 shares of Melon (equivalent to 3% ownership) from Metra amounting to US$13,000,000 or Rp170.4 billion and Rp13.2 billion, respectively. As a result of this transaction, Metranet acquired 52% ownership in Melon and the remaining shares are held by Metra.

(d)  Jalin

On November 3, 2016, the Company established a wholly-owned subsidiary under the name PT Jalin Pembayaran Nusantara (“Jalin”) which was approved by the MoLHR through its Decision Letter No. AHU-0050800.AH.01.01 dated November 15, 2016. Jalin is engaged in organizing ICT business focusing on non-cash payment to support national payment gateway.

(e)  Sigma

Based on notarial deed of Utiek Rochmuljati Abdurachman, S.H., M.LI, M.Kn., No. 15 dated June 29, 2016, Sigma purchased 13,770 shares of PT Pojok Celebes Mandiri (“PCM”) (equivalent to 51% ownership) from Metra amounting to Rp7.8 billion.

(f)  GSD

On August 8, 2017, TLT increased its share capital amounted Rp74 billion. The increased of share capital were proportionately taken by GSD and its non-controlling interest amounting to Rp41 billion and Rp33 billion, respectively.

On November 22, 2017, GYS increased its share capital amounted Rp13 billion. The increased of share capital were proportionately taken by GSD and its non-controlling interest amounting to Rp7 billion and Rp6 billion, respectively.

e.    Authorization for the issuance of the consolidated financial statements

The consolidated financial statements were approved for issuance by the Board of Directors on April 6, 2018.